Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GOLD RESERVE INC.
Entity Central Index Key	0001072725